Fair Value - Significant Unobservable Inputs Used for Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail)	3 Months Ended		6 Months Ended		12 Months Ended	3 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2013
Minimum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Conditional default rate	0.59%	0.50%	0.59%	0.50%	0.50%
Minimum [Member] | Mandatory Repurchase Obligation [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Conditional prepayment rate					4.19%
Conditional default rate					2.75%
Loss severity					72.28%
Minimum [Member] | Professional Fees Liability Related to Certain Securitizations [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Conditional prepayment rate					1.93%
Conditional default rate					1.98%
Minimum [Member] | Mortgage-Backed Debt Related to Non-Residual Trusts [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Conditional prepayment rate			1.85%		1.93%
Conditional default rate			1.73%		1.98%
Loss severity			72.04%		72.94%
Minimum [Member] | HMBS Related Obligations [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Weighted-average remaining life in years			1 year 7 months 6 days		1 year 10 months 24 days
Conditional repayment rate			10.86%		10.22%
Discount rate			1.31%		1.38%
Minimum [Member] | Interest Rate Lock Commitments [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Loan funding probability			29.44%		46.50%
Fair value of servicing rights			1.96		1.89
Minimum [Member] | Loans Receivable [Member] | Reverse Loans [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Weighted-average remaining life in years			2 years 1 month 6 days		2 years
Conditional repayment rate			12.95%		10.67%
Discount rate			1.89%		1.79%
Minimum [Member] | Loans Receivable [Member] | Forward Loans in Non-Residual Trusts [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Conditional prepayment rate			2.28%		2.20%
Conditional default rate			1.54%		1.81%
Loss severity			74.84%		75.90%
Minimum [Member] | Loans Receivable [Member] | Charged Off Loans [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair Value Inputs, Collection Rate			0.30%
Discount rate			20.57%
Minimum [Member] | Receivables Related to Non-Residual Trusts [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Conditional prepayment rate			1.85%		1.93%
Conditional default rate			1.73%		1.98%
Loss severity			72.04%		72.94%
Minimum [Member] | Servicing Rights Carried at Fair Value [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Weighted-average remaining life in years			5 years 3 months 18 days		6 years
Discount rate			8.44%		8.87%
Conditional prepayment rate			4.14%		3.85%
Conditional default rate			0.24%		0.50%
Minimum [Member] | Derivative Financial Instruments, Assets [Member] | Interest Rate Lock Commitments [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Loan funding probability			1.70%		11.99%
Fair value of servicing rights			0.87		1.64
Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Conditional default rate	0.67%	2.00%	0.67%	2.00%	2.00%
Maximum [Member] | Professional Fees Liability Related to Certain Securitizations [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Conditional prepayment rate					3.79%
Conditional default rate					4.57%
Maximum [Member] | Mortgage-Backed Debt Related to Non-Residual Trusts [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Conditional prepayment rate			3.16%		3.11%
Conditional default rate			5.03%		3.85%
Loss severity			91.28%		94.16%
Maximum [Member] | HMBS Related Obligations [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Weighted-average remaining life in years			7 years 8 months 12 days		7 years 9 months 18 days
Conditional repayment rate			41.44%		38.67%
Discount rate			3.24%		4.01%
Maximum [Member] | Interest Rate Lock Commitments [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Loan funding probability			100.00%		100.00%
Fair value of servicing rights			5.21		5.30
Maximum [Member] | Loans Receivable [Member] | Reverse Loans [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Weighted-average remaining life in years			12 years 10 months 24 days		12 years 10 months 24 days
Conditional repayment rate			36.18%		36.61%
Discount rate			4.13%		5.30%
Maximum [Member] | Loans Receivable [Member] | Forward Loans in Non-Residual Trusts [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Conditional prepayment rate			3.90%		3.78%
Conditional default rate			4.75%		3.60%
Loss severity			94.01%		96.67%
Maximum [Member] | Loans Receivable [Member] | Charged Off Loans [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair Value Inputs, Collection Rate			10.26%
Discount rate			41.18%
Maximum [Member] | Receivables Related to Non-Residual Trusts [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Conditional prepayment rate			3.16%		3.11%
Conditional default rate			5.03%		3.85%
Loss severity			91.28%		94.16%
Maximum [Member] | Servicing Rights Carried at Fair Value [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Weighted-average remaining life in years			10 years 4 months 24 days		10 years 9 months 18 days
Discount rate			18.11%		18.11%
Conditional prepayment rate			11.06%		8.08%
Conditional default rate			3.85%		3.74%
Maximum [Member] | Derivative Financial Instruments, Assets [Member] | Interest Rate Lock Commitments [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Loan funding probability			100.00%		100.00%
Fair value of servicing rights			9.49		5.60
Weighted Average [Member] | Mandatory Repurchase Obligation [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Conditional prepayment rate					4.19%
Conditional default rate					2.75%
Loss severity					72.28%
Weighted Average [Member] | Professional Fees Liability Related to Certain Securitizations [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Conditional prepayment rate					2.74%
Conditional default rate					3.20%
Weighted Average [Member] | Mortgage-Backed Debt Related to Non-Residual Trusts [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Conditional prepayment rate			2.54%		2.66%
Conditional default rate			3.06%		3.16%
Loss severity			84.85%		85.25%
Weighted Average [Member] | HMBS Related Obligations [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Weighted-average remaining life in years			4 years 1 month 6 days		4 years 1 month 6 days
Conditional repayment rate			20.20%		20.31%
Discount rate			1.92%		2.36%
Weighted Average [Member] | Interest Rate Lock Commitments [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Loan funding probability			80.36%		82.67%
Fair value of servicing rights			4.19		4.52
Weighted Average [Member] | Loans Receivable [Member] | Reverse Loans [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Weighted-average remaining life in years			4 years 9 months 18 days		4 years 4 months 24 days
Conditional repayment rate			20.69%		20.70%
Discount rate			2.75%		2.98%
Weighted Average [Member] | Loans Receivable [Member] | Forward Loans in Non-Residual Trusts [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Conditional prepayment rate			2.91%		2.99%
Conditional default rate			2.83%		2.90%
Loss severity			87.76%		88.09%
Weighted Average [Member] | Loans Receivable [Member] | Charged Off Loans [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair Value Inputs, Collection Rate			2.29%
Discount rate			22.18%
Weighted Average [Member] | Receivables Related to Non-Residual Trusts [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Conditional prepayment rate			2.54%		2.66%
Conditional default rate			3.06%		3.16%
Loss severity			84.85%		85.25%
Weighted Average [Member] | Servicing Rights Carried at Fair Value [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Weighted-average remaining life in years			6 years 6 months		6 years 9 months 18 days
Discount rate			9.59%		9.76%
Conditional prepayment rate			8.05%		7.06%
Conditional default rate	2.44%		2.44%		2.90%	2.90%
Weighted Average [Member] | Derivative Financial Instruments, Assets [Member] | Interest Rate Lock Commitments [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Loan funding probability			76.69%		78.23%
Fair value of servicing rights			3.97		4.21